UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2012 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Sequent Asset Management, LLC
Address:  952 Echo Lane, Suite 115
          Houston, TX 77024


13F File Number:  028-14075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   S. Scott Gaille
Title:  Member, CCO and General Counsel
Phone:  713-467-0008

Signature, Place and Date of Signing:

      S. Scott Gaille, Houston, Texas,  October 30, 2012



Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             55

Form 13F Information Table Value Total(X1000):   95213


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                        FORM 13F INFORMATION TABLE
                                                      Value   Shares/ Sh/ Put/ Invstmt Other   Voting Authority
Name of Issuer              Title of Class    CUSIP  (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
---------                    -------------- -------- ------- -------  --- ---- ------- -------------------------
Abbott Laboratories              COM        002824100   2287   33353   SH      SOLE             33353
Apple Inc                        COM        037833100    489     733   SH      SOLE               733
AT&T Inc                         COM        00206r102   1440   38200   SH      SOLE             38200
Automatic Data Processing Inc    COM        053015103   1184   20183   SH      SOLE             20183
Bristol-Myers Squibb Co          COM        110122108    760   22524   SH      SOLE             22524
Campbell Soup Co                 COM        134429109   1422   40840   SH      SOLE             40840
Caterpillar Inc                  COM        149123101    853    9911   SH      SOLE              9911
Chevron Corp                     COM        166764100    233    2000   SH      SOLE              2000
Cisco Systems Inc                COM        17275r102   1130   59161   SH      SOLE             59161
Collateral Delv To Wells Farg    COM                       0 1328239   SH      SOLE           1328239
Du Pont E I de Nemours & Co      COM        263534109    660   13132   SH      SOLE             13132
Duke Energy Corp                 COM        26441c204     65    1000   SH      SOLE              1000
Exxon Mobil Corp                 COM        30231g102   2458   26879   SH      SOLE             26879
Google Inc Cl A                  COM        38259p508   1619    2146   SH      SOLE              2146
Helix Biomedix Inc               COM        423287309     45  193848   SH      SOLE            193848
International Business Machin    COM        459200101   1417    6830   SH      SOLE              6830
JPMorgan Chase & Co              COM        46625h100   1183   29212   SH      SOLE             29212
Kirby Corp                       COM        497266106    553   10000   SH      SOLE             10000
Lockheed Martin Corp             COM        539830109   1211   12973   SH      SOLE             12973
Lowes Cos Inc                    COM        548661107    950   31416   SH      SOLE             31416
Raytheon Co                      COM        755111507    805   14079   SH      SOLE             14079
Schlumberger Ltd                 COM        806857108  29339  405621   SH      SOLE            405621
Southern Co                      COM        842587107   1126   24431   SH      SOLE             24431
Southwest Airlines Co            COM        844741108    763   87029   SH      SOLE             87029
Southwestern Energy Co           COM        845467109    993   28540   SH      SOLE             28540
Stericycle Inc                   COM        858912108    968   10701   SH      SOLE             10701
Sysco Corp                       COM        871829107    720   23012   SH      SOLE             23012
Transocean Ltd Reg               COM        h8817h100    216    4802   SH      SOLE              4802
Wal-Mart Stores Inc              COM        931142103   1426   19323   SH      SOLE             19323
Wells Fargo & Co                 COM        949746101   1890   54743   SH      SOLE             54743
Zhongpin Inc                     COM        98952k107    551   50051   SH      SOLE             50051
Lan Airlines SA Sp ADR                      501723100    899   35555   SH      SOLE             35555
iShares Tr MSCI Growth Index                464288885    179    3165   SH      SOLE              3165
iShares Tr Russell 1000 Growth              464287614    244    3653   SH      SOLE              3653
iShares Tr Russell 2000 Growth              464287648     26     270   SH      SOLE               270
iShares Tr Russell Mid Cap Gro              464287481     60     960   SH      SOLE               960
iShares Tr S&P 100 Index Fund               464287101   6418   96564   SH      SOLE             96564
Select Sector SPDR Tr SBI Cons              81369y407    504   10765   SH      SOLE             10765
Select Sector SPDR Tr SBI Fina              81369y605   1289   82695   SH      SOLE             82695
Select Sector SPDR Tr SBI Mate              81369y100    950   25812   SH      SOLE             25812
Select Sector SPDR Tr SBI Tech              81369y803     99    3200   SH      SOLE              3200
Select Sector SPDR Tr SBI Util              81369y886   2617   71922   SH      SOLE             71922
Cohen & Steers Realty Income C              191912401    347   25372   SH      SOLE             25372
DFA Inv Dimensions Group Inc E              233203785    314   11985   SH      SOLE             11985
DFA Inv Dimensions Group Inc I              233203736    879   58523   SH      SOLE             58523
DFA Inv Dimensions Group Inc U              233203819    820   30595   SH      SOLE             30595
Fidelity Advisor New Insights               316071604   2513  106770   SH      SOLE            106770
Fidelity Spartan 500 Index Fun              315911701   8310  161991   SH      SOLE            161991
Fidelity Spartan 500 Index Fun              315911206   2317   45174   SH      SOLE             45174
Harbor Fund Cap Apprec Inst                 411511504   2947   68193   SH      SOLE             68193
Natixis Funds Tr IV Nelson Sma              63872r723   1069   53885   SH      SOLE             53885
Vanguard Index Funds Growth In              922908868    214    5755   SH      SOLE              5755
Enterprise Products Partners L              293792107    493    9207   SH      SOLE              9207
Kinder Morgan Energy Partners               494550106    721    8738   SH      SOLE              8738
Rayonier Inc                                754907103   2230   45504   SH      SOLE             45504